Condensed Combined Balance Sheets (Parenthetical) - USD ($)	Apr. 02, 2023	Jan. 01, 2023	Jan. 02, 2022
Current assets
Allowance for credit loss	$ 38,000,000	$ 35,000,000	$ 32,000,000